Long-term debt (Details 6) (Maturities and US Debt) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Capital Leases
2017	CAD 224
2018	24
2019	17
2020	22
2021	12
2022 and thereafter	140
Total capital leases	439
Total
2017	1,489
2018	714
2019	740
2020	16
2021	787
2022 and thereafter	7,191
Total	10,937		CAD 10,427
Long term debt other disclosures [Abstract]
Debt outstanding	11,854		11,330
Amount of US dollar-denominated debt	9,780	$ 7,284	9,245	$ 6,680
Debt
Debt
2017	1,277
2018	697
2019	730
2020	0
2021	781
2022 and thereafter	7,108
Total debt	10,593
Long term debt other disclosures [Abstract]
Debt outstanding	10,905	6,675	10,350	6,075
Capital leases obligations
Capital Leases
2017	212
2018	17
2019	10
2020	16
2021	6
2022 and thereafter	83
Total capital leases	344
Long term debt other disclosures [Abstract]
Debt outstanding	344	158	522	274
Commercial paper [Member]
Long term debt other disclosures [Abstract]
Debt outstanding	CAD 605	$ 451	CAD 458	$ 331